Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	HUB Cyber Security Ltd.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	88,791,362
Amendment Flag	false
Entity Central Index Key	0001905660
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41634
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	17 Rothschild Blvd
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6688120
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Ordinary shares, no par value
Document Information Line Items
Trading Symbol	HUBC
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares
Document Information Line Items
Trading Symbol	HUBCW
Title of 12(b) Security	Warrants to purchase ordinary shares
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares one
Document Information Line Items
Trading Symbol	HUBCZ
Title of 12(b) Security	Warrants to purchase ordinary shares
Security Exchange Name	NASDAQ
Business Contact
Document Information Line Items
Entity Address, Address Line One	17 Rothschild Blvd
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6688120
Contact Personnel Name	Uzi Moskovich
City Area Code	+972
Local Phone Number	972-3-924-4074